Accounts Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable
Accounts receivable, gross		$ 1,129	$ 1,099
Less allowance for doubtful accounts	(75)	(74)	(79)	(66)	(81)
Accounts receivable, net	775	1,055	1,020
QVC Easy-Pay plan
Accounts receivable
Accounts receivable, gross		816	808
Major credit card and other receivables
Accounts receivable
Accounts receivable, gross		$ 313	$ 291